INCOME TAXES (Details 3) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Pre-tax loss	$ (85,930)	$ (122,522)
Share-based compensation expense for financial statement purposes for which no benefit was taken	2,315
Loss for which no benefit was taken	1,097	62,195
Losses not subject to tax	19,067	57,022
Utilization of losses not previously benefitted	(239)	(498)
Other	14
Taxable income (loss)	(63,676)	(3,803)
United State [Member]
IfrsStatementLineItems [Line Items]
Pre-tax loss	(2,027)	(2,252)
Share-based compensation expense for financial statement purposes for which no benefit was taken	2,315
Loss for which no benefit was taken	11	2,875
Losses not subject to tax
Utilization of losses not previously benefitted	(239)	(498)
Other	14
Taxable income (loss)	74	125
BVI [Member]
IfrsStatementLineItems [Line Items]
Pre-tax loss	(19,067)	(57,022)
Share-based compensation expense for financial statement purposes for which no benefit was taken
Loss for which no benefit was taken
Losses not subject to tax	19,067	57,022
Utilization of losses not previously benefitted
Other
Taxable income (loss)
Country Of United Kingdom [Member]
IfrsStatementLineItems [Line Items]
Pre-tax loss	(64,836)	(63,248)
Share-based compensation expense for financial statement purposes for which no benefit was taken
Loss for which no benefit was taken	1,086	59,320
Losses not subject to tax
Utilization of losses not previously benefitted
Other
Taxable income (loss)	$ (63,750)	$ (3,928)